Annual Total Returns- Vanguard Mega Cap Index Fund (Institutional) [BarChart] - Institutional - Vanguard Mega Cap Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	13.84%	2.34%	16.13%	32.14%	13.32%	1.56%	11.79%	22.57%	(3.45%)	31.43%